Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Raw materials	588,277	674,733
Work-in-process	1,370,934	1,415,452
Finished products	1,029,535	1,073,404

Inventories, gross	2,988,746	3,163,589
Allowance for obsolescence and/or lower market value	(415,016)	(382,711)
Inventories, net	2,573,730	2,780,878

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Balance at beginning of year	(311,382)	(415,016)
Addition for the year	(211,801)	(73,035)
Effect of changes in exchange rates	(10,451)	(5,300)
Utilization of the provision	118,618	110,640
Balance at end of year	(415,016)	(382,711)